Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 88.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.5%
Indianapolis Local Public Improvement Bond Bank, IN, (Circle City Forward Phase II), 5.25%, 2/1/48	$3,000	$ 3,075,690
Maine Municipal Bond Bank, 4.00%, 11/1/37	1,575	1,461,742
Texas Water Development Board:
4.50%, 10/15/37	2,000	1,990,960
4.55%, 10/15/38	5,000	4,959,800
4.70%, 10/15/41	2,500	2,462,700
4.75%, 10/15/42	1,000	982,830
		$ 14,933,722
Education — 2.9%
Bethlehem Area School District Authority, PA:
3.908%, (67% of SOFR + 0.35%), 1/1/30(1)	$3,980	$ 3,887,027
3.908%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	976,640
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	1,940	1,698,586
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	910	802,129
Texas A&M University, 4.375%, 5/15/38	1,795	1,731,726
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	277,117
University of Texas:
4.00%, 7/1/41	2,000	1,784,100
4.125%, 7/1/52	1,540	1,301,208
		$ 12,458,533
Electric Utilities — 1.7%
Florida Municipal Power Agency, 3.00%, 10/1/32	$1,270	$ 1,094,676
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,265,740
		$ 7,360,416
Escrowed/Prerefunded — 0.0%(2)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 25,518
		$ 25,518
General Obligations — 32.0%
Anna, TX:
4.00%, 2/15/39	$2,890	$ 2,590,914
4.125%, 2/15/41	1,075	957,803
Apex, NC, 3.00%, 6/1/31	295	266,904
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Brookline, MA, 1.625%, 2/15/35	$6,315	$ 4,610,897
Bryan, TX, 2.00%, 8/15/33	2,365	1,794,562
Burleson, TX, 5.00%, 3/1/40	5,870	5,965,740
California:
5.00%, 12/1/26	5,325	5,534,645
5.50%, 12/1/52	580	623,755
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	535	296,230
Chandler, AZ, 2.85%, 7/1/32	2,060	1,774,031
College Station, TX, 2.95%, 2/15/29	780	724,183
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	634,431
Concord, MA:
4.00%, 1/15/40	1,140	1,061,044
4.00%, 1/15/41	705	645,808
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,294,290
Conroe, TX, 4.25%, 3/1/41	1,125	1,010,542
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	359,683
Dallas Center-Grimes Community School District, IA, 3.00%, 5/1/39	4,935	3,710,775
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	1,846,185
Florida, (Department of Transportation), 2.00%, 7/1/33	900	691,965
Forsyth County, NC, 4.00%, 6/1/43	505	451,015
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	896,080
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,958,838
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	988,026
3.25%, 2/15/32	3,000	2,754,300
Jackson County Reorganized School District No. 7, MO, 3.00%, 3/1/35	6,210	5,213,916
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	350	314,353
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,076,800
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	1,809,639
Lake Oswego, OR:
2.55%, 6/1/34	1,550	1,247,471
2.60%, 6/1/35	1,645	1,294,977
Lewisville, TX:
2.75%, 2/15/35	1,065	843,299
2.75%, 2/15/36	1,760	1,362,926
Lexington, MA, 4.00%, 2/1/42	905	820,011

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Massachusetts, 4.00%, 2/1/39	$4,000	$ 3,664,920
Medina Valley Independent School District, TX, (PSF Gauranteed), 4.00%, 2/15/42	310	272,599
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/36	4,800	2,634,240
Morris Township, NJ, 3.00%, 11/1/29	60	55,889
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	2,180	2,079,742
4.00%, 9/1/40	1,200	1,135,896
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,971,117
New Braunfels, TX, 5.00%, 2/1/41	610	616,143
New York, NY:
5.00%, 3/15/37	1,000	1,069,940
5.00%, 8/1/39	1,000	1,036,030
5.00%, 3/15/40	1,500	1,568,055
5.25%, 10/1/39	1,000	1,055,470
5.25%, 10/1/42	6,000	6,227,820
5.25%, 10/1/43	2,500	2,589,475
Orange County, NC:
3.15%, 2/1/37	1,345	1,122,550
3.20%, 8/1/35	3,335	2,911,822
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	5,000	4,527,200
Paw Paw Public Schools, MI, 4.00%, 5/1/42	475	413,274
Pennsylvania, 4.00%, 10/1/37	6,000	5,521,980
Pickerington Local School District, OH:
4.25%, 12/1/41	800	725,744
4.25%, 12/1/42	285	255,434
Plano, TX, 3.34%, 9/1/36	5,055	4,148,082
Portland, ME, 2.50%, 4/1/36	1,760	1,357,154
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,780	3,455,462
Richmond, VA, 2.70%, 7/15/39	3,000	2,177,070
Round Rock, TX, 4.00%, 8/15/39	1,225	1,070,442
Santa Monica-Malibu Unified School District, CA, (Election of 2018):
5.00%, 8/1/39	1,000	1,055,740
5.00%, 8/1/42	2,000	2,081,740
Sherman, TX:
5.00%, 8/15/38	2,185	2,256,930
5.00%, 8/15/43	2,785	2,823,071
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	70,929
Somerville, MA, 1.875%, 10/15/36	4,490	3,175,732
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/36	$3,000	$ 2,441,370
Suffolk, VA, 2.95%, 2/1/30	1,030	951,607
Washington, 5.00%, 7/1/26	6,000	6,194,340
Worthington City School District, OH, 5.00%, 12/1/43	375	382,519
		$135,523,566
Hospital — 5.8%
Harris County Cultural Education Facilities Finance Corp., TX, (Children's Hospital), (LOC: TD Bank, N.A.), 4.05%, 10/1/45(4)	$20,000	$ 20,000,000
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,085,980
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	990,484
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	601,902
		$ 24,678,366
Housing — 9.5%
Connecticut Housing Finance Authority:
Social Bonds, 4.49%, (SIFMA + 0.30%), 11/15/50(1)	$2,000	$ 1,992,760
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,920	4,989,224
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	1,045	1,063,831
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	324,100
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	4,360	4,539,588
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,900	2,951,388
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,730	1,348,016
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	520,128
New York Mortgage Agency:
2.05%, 4/1/28	1,000	893,650
2.15%, 4/1/29	1,265	1,103,498
2.25%, 4/1/30	900	762,597
2.35%, 4/1/31	1,835	1,530,922
2.40%, 10/1/31	1,080	900,364
Ohio Housing Finance Agency:
3.35%, 9/1/49	1,175	844,578
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	426,116

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Ohio Housing Finance Agency: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	$1,120	$ 815,763
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	6,250	6,367,563
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	905,020
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,995	3,041,632
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	2,655	2,729,738
Social Bonds, (GNMA), 6.00%, 1/1/54	2,000	2,095,440
		$ 40,145,916
Insured - Bond Bank — 1.1%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 4,754,128
		$ 4,754,128
Insured - Education — 2.6%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,137,400
Texas State Technical College Financing System Improvement, (AGM), 5.50%, 8/1/42	5,750	6,000,297
		$ 11,137,697
Insured - General Obligations — 1.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,435	$ 2,139,009
Mauston School District, WI:
(AGM), 1.70%, 3/1/35	1,500	1,011,630
(AGM), 1.75%, 3/1/36	1,200	784,356
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	262,481
(BAM), 0.00%, 8/1/42	700	256,291
(BAM), 0.00%, 8/1/43	1,325	456,727
Zeeland Public Schools, MI, (BAM), 5.00%, 5/1/43	1,000	1,002,840
		$ 5,913,334
Insured - Housing — 1.0%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$3,980	$ 4,126,862
		$ 4,126,862
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.3%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,023,890
		$ 1,023,890
Lease Revenue/Certificates of Participation — 0.9%
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$ 129,911
Duchesne School District Municipal Building Authority, UT:
5.00%, 6/1/39	1,000	1,005,820
5.00%, 6/1/40	1,645	1,650,017
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park), 4.00%, 6/1/42	1,000	912,220
		$ 3,697,968
Other Revenue — 2.5%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,472,426
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	976,329
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	1,000	853,460
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	1,987,920
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,465,300
		$ 10,755,435
Senior Living/Life Care — 0.5%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$1,000	$ 1,024,430
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,004,190
		$ 2,028,620
Special Tax Revenue — 9.6%
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/41	$3,400	$ 3,063,672
Michigan Trunk Line Fund:
4.00%, 11/15/39	15,545	14,262,071
5.00%, 11/15/43	5,000	5,182,800
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	250	227,835
4.00%, 11/1/42	5,000	4,417,950
5.00%, 11/1/30	2,000	2,143,680

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	$5,000	$ 4,669,400
4.00%, 2/15/39	6,095	5,488,792
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,215	1,283,137
		$ 40,739,337
Transportation — 2.1%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,496,490
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	2,950	3,007,260
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	2,674,680
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	1,615	1,636,221
		$ 8,814,651
Water and Sewer — 10.7%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,276,928
East Bay Municipal Utility District, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/45	200	208,914
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,005,165
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,185,400
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	5,000	4,451,550
4.00%, 6/15/41	3,695	3,289,695
4.125%, 6/15/47	2,260	1,974,969
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/42	600	629,358
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	15,511,650
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	750	686,422
Sugar Land, TX, Waterworks and Sewer System Revenue, 4.50%, 8/15/43	315	289,624
Texas Water Development Board, 4.60%, 10/15/39	2,240	2,218,698
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	2,866,985
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	$1,000	$ 593,950
Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,066,180
		$ 45,255,488
Total Tax-Exempt Municipal Obligations (identified cost $391,054,017)		$373,373,447

Taxable Municipal Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 449,532
		$ 449,532
Other Revenue — 0.6%
Texas Natural Gas Securitization Finance Corp., 5.102%, 4/1/35	$2,500	$ 2,421,625
		$ 2,421,625
Total Taxable Municipal Obligations (identified cost $3,342,004)		$ 2,871,157

U.S. Treasury Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 4.125%, 11/15/32	$20,000	$ 18,845,312
Total U.S. Treasury Obligations (identified cost $18,903,906)		$ 18,845,312

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(5)	25,722,450	$ 25,722,450
Total Short-Term Investments (identified cost $25,722,450)		$ 25,722,450
Total Investments — 99.2% (identified cost $439,022,377)		$420,812,366
Other Assets, Less Liabilities — 0.8%		$ 3,193,400
Net Assets — 100.0%		$424,005,766
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2023.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $25,518 or less than 0.05% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
At October 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	23.1%
New York	11.2%
Others, representing less than 10% individually	54.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2023, 5.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 3.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate

Affiliated Investments
At October 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $25,722,450, which represents 6.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$49,021,044	$351,467,250	$(374,765,844)	$ —	$ —	$25,722,450	$1,367,101	25,722,450
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
TABS Intermediate-Term Municipal Bond Fund
October 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$373,373,447	$ —	$373,373,447
Taxable Municipal Obligations	—	2,871,157	—	2,871,157
U.S. Treasury Obligations	—	18,845,312	—	18,845,312
Short-Term Investments	25,722,450	—	—	25,722,450
Total Investments	$25,722,450	$395,089,916	$ —	$420,812,366
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.